Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt, Current [Abstract]
Bank loans		¥ 7,900		¥ 127,900	¥ 419,950
Short-term Debt	$ 1,206	7,900	$ 19,521	127,900	419,950
Current portion of long-term borrowings	0	0	6,868	45,000	60,000
Total current borrowings		7,900		172,900	479,950
Non-Current
Bank loans		800,000		845,000	90,000
Other loans		800,000		800,000	1,600,000
Total non-current borrowings	$ 244,208	1,600,000	$ 251,076	1,645,000	1,690,000
Total borrowings		¥ 1,607,900		¥ 1,817,900	¥ 2,169,950